SEGMENTED INFORMATION (Tables)	12 Months Ended
Nov. 30, 2022
Disclosure of operating segments [abstract]
Disclosure of revenue and long-lived assets by geographical location [Table Text Block]
	Canada	USA	UK	Total
For the year ended November 30, 2022
Revenues	$-	$154,625	$452,734	$607,359
Gross Profit	-	97,115	319,069	416,184
For the year ended November 30, 2021
Revenues	$-	$79,795	$104,601	$184,396
Gross Profit	-	27,703	53,584	81,287
For the year ended November 30, 2020
Revenues	$-	$70,931	$-	$70,931
Gross Profit	-	39,615	-	39,615